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FORM 12b-25	SEC FILE NUMBER
000-54540

CUSIP NUMBER
NOTIFICATION OF LATE FILING

(Check one):	☑	Form 10-K	☐	Form 20-F	☐	Form 11-K	☐	Form 10-Q	☐	Form 10-D	☐	Form N-SAR	☐	Form N-CSR

For Period Ended: December 31, 2015

	☐	Transition Report on Form 10-K

	☐	Transition Report on Form 20-F

	☐	Transition Report on Form 11-K

	☐	Transition Report on Form 10-Q

	☐	Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

FORCEFIELD ENERGY INC.
Full Name of Registrant

N/A
Former Name if Applicable

4443 Lyons Road, Suite 212
Address of Principal Executive Office (Street and Number)

Coconut Creek, FL 33073
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

ForceField Energy Inc. (the “Company”) is unable to file its Annual Report on Form 10-K (the “Form 10-K”) for the year ended December 31, 2015 within the prescribed time period without unreasonable effort and expense.  Due to the significant deterioration in its financial condition, its limited and other financial resources, a lack of finance personnel and the expense associated with having the Company’s independent accountants audit the Company’s financial statements for the year ended December 31, 2015, the Company will be unable to file the Form 10-K within the prescribed time period without unreasonable effort and expense.  The Company does not anticipate being able to file the Form 10-K by the 15th calendar day following the prescribed due date, and at this time the Company cannot determine when and if it will be able to file the Form 10-K or any subsequent filings as required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	David Natan	(754)	222-5983
	(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes			☑	No	☐

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes			☐	No	☑

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ForceField Energy Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 1, 2016		By:	/s/ David Natan
Name: David Natan
Title: Chief Executive Officer